30. Financial Income (Expenses)	12 Months Ended
Dec. 31, 2018
Financial Income
Financial Income (Expenses)
	2018	2017	2016
Financial expenses
Interest and charges on borrowings and financing – local currency (i)	(332,149)	(289,780)	(317,379)
Interest and charges on borrowings and financing – foreign currency (ii)	(171,686)	(119,100)	(113,268)
Other financial expenses (iii)	(187,563)	(97,533)	(86,372)
Income tax over international remittance	(19,779)	(17,901)	(18,823)
Inflation adjustment on borrowings and financing (iv)	(66,183)	(62,787)	(121,036)
Inflation adjustment on Sabesprev Mais deficit	-	-	(891)
Other inflation adjustments (v)	(45,193)	(50,941)	(48,634)
Interest and inflation adjustments on provisions (vi)	14,586	(50,238)	(133,488)
Total financial expenses	(807,967)	(688,280)	(839,891)

Financial income
Inflation adjustment gains (vii)	105,952	89,010	152,154
Income on short-term investments (viii)	187,094	195,992	209,376
Interest income (ix)	175,939	57,166	99,068
Cofins and Pasep	(22,693)	(16,366)	(23,535)
Other	10	442	11,647
Total financial income	446,302	326,244	448,710

Financial income (expenses), net before exchange rate changes	(361,665)	(362,036)	(391,181)

Net exchange gains (losses)
Exchange rate changes on borrowings and financing (x)	(915,897)	(96,300)	1,090,466
Exchange rate changes on assets	13,235	336	371
Other exchange rate changes	(9)	(54)	(209)
Exchange rate changes, net	(902,671)	(96,018)	1,090,628

Financial income (expenses), net	(1,264,336)	(458,054)	699,447

(i)	Increase of R$ 42.4 million mainly due to the lower capitalization in the investment in 2018 compared to 2017.

(ii)	Increase of R$ 52.6 million due to the appreciation of the dollar and the yen against the real in 2018 (17.1% and 20.0%, respectively), when compared to the real appreciation occurred in 2017 (1.5% and 5.3%, respectively).

(iii)	The variation is due to the increase in recognition of interest on Public-Private Partnership (PPP) contracts, due to the beginning of the the service provision of São Lourenço Production System (SPSL), on July 10, 2018.

(iv)	The monetary variation derives mainly due to the higher variation of the IPCA in 2018, compared to the variation in 2017 (3.75% and 2.95%, respectively). The exposures to this rate are shown in Note 5.1 (d).

(v)	Expenses mainly related to inflation adjustments related to the commieents required by Public-Private Partnership, program contracts commitments and agreements.

(vi)	The decrease is mainly due to the reversion of provisions in 2018.

(vii)	The monetary variations gains increased mainly due to the higher restatement escrow deposits.

(viii)	The decrease is a result of the decrease in the CDI rate, of 6.89% p.a. in 2017 and 6.42% p.a. in 2018.

(ix)	The R$ 118,773 increase in interest income is mainly due to the recognition of interest on installment agreements with customers, in 2018.

(x)	The change in expenses mainly reflects the appreciation of the U.S. dólar and the Yen against the Real in 2018 (17.1% and 20.0%, respectively), compared to appreciation presented in 2017 (1.5% and 5.3, respectively).